Operating Results - by Customer Facing Unit - Summary of Operating Results by Customer Facing Unit (Detail) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Group revenue	£ 11,588	£ 11,786
Operating profit	1,692	1,454
Adjusted [member]
Disclosure of operating segments [line items]
Group revenue	11,624	11,800
EBITDA	3,676	3,598
Operating profit	1,940	1,841
Specific items [member]
Disclosure of operating segments [line items]
Group revenue	(36)	(14)
Operating profit	(248)	(387)
Consumer [member]
Disclosure of operating segments [line items]
Group revenue	5,272	5,133
EBITDA	1,221	1,139
Operating profit	713	654
Business and public sector [member]
Disclosure of operating segments [line items]
Group revenue	2,195	2,281
EBITDA	708	694
Operating profit	529	509
Wholesale and ventures [member]
Disclosure of operating segments [line items]
Group revenue	929	997
EBITDA	325	361
Operating profit	173	207
Global services [member]
Disclosure of operating segments [line items]
Group revenue	2,332	2,506
EBITDA	208	154
Operating profit	22	(67)
Openreach [member]
Disclosure of operating segments [line items]
Group revenue	2,472	2,548
EBITDA	1,177	1,238
Operating profit	498	548
Other [member]
Disclosure of operating segments [line items]
Group revenue	2	7
EBITDA	37	12
Operating profit	5	(10)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Group revenue	(1,578)	(1,672)
External revenue [member] | Adjusted [member]
Disclosure of operating segments [line items]
Group revenue	11,624	11,800
External revenue [member] | Consumer [member]
Disclosure of operating segments [line items]
Group revenue	5,220	5,083
External revenue [member] | Business and public sector [member]
Disclosure of operating segments [line items]
Group revenue	2,140	2,224
External revenue [member] | Wholesale and ventures [member]
Disclosure of operating segments [line items]
Group revenue	873	926
External revenue [member] | Global services [member]
Disclosure of operating segments [line items]
Group revenue	2,332	2,506
External revenue [member] | Openreach [member]
Disclosure of operating segments [line items]
Group revenue	1,057	1,054
External revenue [member] | Other [member]
Disclosure of operating segments [line items]
Group revenue	2	7
Internal revenue [member] | Consumer [member]
Disclosure of operating segments [line items]
Group revenue	52	50
Internal revenue [member] | Business and public sector [member]
Disclosure of operating segments [line items]
Group revenue	55	57
Internal revenue [member] | Wholesale and ventures [member]
Disclosure of operating segments [line items]
Group revenue	56	71
Internal revenue [member] | Openreach [member]
Disclosure of operating segments [line items]
Group revenue	1,415	1,494
Internal revenue [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Group revenue	£ (1,578)	£ (1,672)